Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Contingent Liabilities In Business Combination Text Block Abstract
Schedule of net gain (loss) on the disposals during the year
	Consolidated
	2022	2021	2020
	A$	A$	A$
Total disposal consideration	10,101,944	538	25,129

Carrying amount of net asset sold (note(i) below)	(9,720,554)	(270,908)	(230,294)
Gain/ (loss) on sales before income tax and reclassification of foreign currency translation reserve	381,390	(270,370)	255,423
Reclassification of foreign currency transaction reserve	(319,361)	645,399	(26,871)
Non-controlling interest	-	1,623,240	(257,542)
Gain/ (loss) on disposal after income tax	62,029	1,998,269	(28,990)

	Consolidated
	2022	2021
	A$	A$

Total deemed disposal consideration	563,970	-

Carrying amount of net asset sold (note(i) below)	(1,149,207)	-
Loss on sales before income tax and reclassification of foreign currency translation reserve	(585,237)	-
Increase in share of net assets on group restructuring	784	-
Reclassification of foreign currency transaction reserve	48,374	-
Non-controlling interest	680,906	-
Gain on disposal after income tax	144,827	-

Schedule of net assets disposed of
	Consolidated
	2022	2021	2020
	A$	A$	A$
Plant and equipment	2,442,381	164,829	284,240
Development projects	-	-	2,864,052
Intangible assets	-	-	4,790,784
Right of use assets	369,688	-	865,996
Right of use assets - long term	1,025,564	-	-
Cash and bank balances	5,396,428	32,927	99,061
Inventories	-	208,737	400,806
Trade and others receivable	23,923	689,336	603,923
Other deposit and prepayment	7,440,451	779,821	1,664,343
Amount due from fellow subsidiaries	278,337	-	-
Trade and other liabilities	(559,658)	(1,560,899)	(912,580)
Amount due to a related company	-	(4,951)	(6,689,290)
Amount due to immediate holding company	(5,336,188)	-	-
Bank overdraft	-	-	(929,438)
Bank loan	-	-	(966,747)
Lease liabilities	(311,624)	-	(925,042)
Lease liabilities - long term	(1,048,748)	-	-
Deferred tax liabilities	-	(38,892)	(1,380,402)
Obligation under finance lease	-	-	(33,329)
	9,720,554	270,908	(230,294)

	Consolidated
	2022	2021
	A$	A$

Intangible assets	1,900,765
Cash and bank balances	14,892	-
Other deposit and prepayment	51,050	-
Amount due to a related company	127,596	-
Trade and other liabilities	(945,096)	-
	1,149,207	-

Schedule of net cash flows from disposal of subsidiaries
	Consolidated
	2022	2021	2020
	A$	A$	A$

Consideration received, satisfied in cash	10,101,944	-	25,129
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)	(5,396,428)	32,927	830,377
	4,705,516	32,927	855,506

	Consolidated
	2022	2021
	A$	A$
Deemed Consideration received, satisfied in investment in associate	563,970	-
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)	(14,892)	-
	549,078	-

Schedule of purchase consideration, the net assets acquired and goodwill
A$
Purchase consideration (refer to (b) below):
Cash paid	-
Ordinary shares issued	-
Total purchase consideration	-

The assets and liabilities recognised as a result of the acquisition are as follows:
Other assets	58,830
Intangible assets	346,320
Equipment	94,903
Accounts payable	(870,645)
Other payable	(519)
Net identifiable liabilities acquired	(371,111)
Less: non-controlling interests	(419,520)
Add: goodwill	790,631
Net liabilities acquired	-